Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 563	$ 2,361
Restricted cash	1,518	173
Accounts receivable, net	5,629	5,824
Inventories, net	5,122	6,580
Prepaid expenses and other current assets	2,005	2,641
Total current assets	14,837	17,579
Property and equipment, net	305	417
Right-of-use asset, operating lease	718	951
Intangible assets, net	13,496	14,641
Goodwill	18,614	18,614
Other assets	1,876	1,330
Total Assets	49,846	53,532
Current Liabilities
Short term loan, net	19,369	16,061
Line of credit, net	0	4,819
PPP loans	458	0
Other liabilities	1,727	500
Accounts payable	4,090	4,049
Accrued liabilities	5,371	4,721
Deferred revenue	305	311
Operating lease liability, current portion	395	345
Warrant derivative liability	102	2,220
Due to related party		0
Total Current Liabilities	31,817	33,026
Non-current Liabilities
Notes payable, net	18,240	16,370
Line of credit, net	5,048	0
PPP loans	394	0
Operating lease liability	350	641
Total Non-current Liabilities	24,032	17,011
Total Liabilities	55,849	50,037
Redeemable Series E Convertible Preferred Stock
Redeemable Series E preferred stock, $0.001 par value, 2,900,000 shares authorized, 1,387,378 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	10,566	10,566
Stockholders' Deficit
Common stock, $0.001 par value, 200,000,000 and 88,000,000 shares authorized as of September 30, 2020 and December 31, 2019, respectively, and 49,139,708 and 47,977,390 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	49	48
Additional paid-in capital	214,305	194,150
Accumulated deficit	(230,923)	(201,269)
Total Stockholders' Deficit	(16,569)	(7,071)
Total Liabilities, Redeemable Preferred Stock, and Stockholders' Deficit	$ 49,846	$ 53,532